Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)	$ 803,700	$ (6,120,308)	$ (874,668)
Less: net loss from discontinued operations	(339,054)	(2,645,831)	(2,565,197)
Net income (loss) from continuing operations	1,142,754	(3,474,477)	1,690,529
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	17,114	466,720	72,344
Fair value change of short-term investments	(4,161,093)	(495,265)	(2,120,241)
Impairment of goodwill		355,570
Impairment of long-lived assets other than goodwill	6,833	217,257
Inventory write-down	11,532	368,441	234,861
Allowance for doubtful accounts	7,210	2,168	593,142
Deferred income taxes			(1,106)
Loss (gain) on disposal of property, plant and equipment	153,983	(5,905,889)	(77,287)
Amortization of operating lease right-of-use assets	(408,198)	438,063	(18,118)
Non-cash lease expense	(205,295)	(4,786,099)	(116)
Gain on forgiveness of short-term loan			(6,265)
Changes in operating assets and liabilities:		(277,310)	(32,132)
Accounts receivable, net	2,733	127,057	(654,246)
Inventories, net	38,904	(368,246)	(304,953)
Operating lease liabilities	(195,626)	4,830,456	(9,382)
Operating lease liabilities – related parties		278,472	(887)
Advances to suppliers, net	8,197	(3,653)	(21,701)
Prepayments and other current assets, net	1,017,261	(1,029,552)	(57,561)
Accounts payable	(305,382)	64,427	68,095
Accounts payable - related parties	(132,081)	132,192
Interest payable	(411,112)	(12,787)	(60,773)
Interest payable - related parties		88,778	(2,501)
Notes payable			969,254
Taxes payable	(17,103)	15,331
Advances from customers			1,790
Advances from customer - related party	(13,799)	19,125
Deferred income tax liability		1,132
Other current liabilities	1,054,749	793,726	(1,017,864)
Net cash provided by (used in) operating activities from continuing operations	(1,977,789)	(8,154,363)	(755,118)
Net cash provided by (used in) operating activities from discontinued operations	(94,926)	4,854,800	(1,401,656)
Net cash provided by (used in) operating activities	(2,072,715)	(3,299,563)	(2,156,774)
Cash flows from investing activities
Payments to acquire property, plant and equipment			(47,086)
Cash obtained from business acquisition		171,827
Payment for business acquisition		(1,020,000)
Purchase of short-term investments	(42,483,794)	(4,372,809)	(38,743,908)
Proceeds from sale of short-term investments	41,150,967	3,578,206	42,146,183
Investment in equity			(182,896)
Net cash used in (provided by) investing activities from continuing operations	(1,332,827)	(1,642,776)	3,172,293
Net cash provided by investing activities from discontinued operations			182,896
Net cash (used in) provided by investing activities	(1,332,827)	(1,642,776)	3,355,189
Cash flows from financing activities
Proceeds from issuance of common shares		20,222,188
Purchase of noncontrolling interest		(100)	(100)
Collection of stock subscription receivable	6,017,781
Proceeds from related parties	22,410	4,085,071	(471,481)
Proceeds from short-term loans			107,829
Repayments of short-term loans		1,458,040	(999,448)
Proceeds from short-term loans - related parties			49,350
Repayments of short-term loans - related parties		22,302	(52,086)
Payment to related party	15,829	(4,231,327)
Net cash provided by (used in) financing activities from continuing operations	6,055,480	21,556,174	(1,365,936)
Net cash (used in) provided by financing activities from discontinued operations		(3,604,117)	305,097
Net cash provided by (used in) financing activities	6,055,480	17,952,057	(1,060,839)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	985,263	(247,807)	106,910
Net change in cash, cash equivalents and restricted cash	3,635,201	12,761,911	244,486
Cash, cash equivalents and restricted cash, beginning of the year	19,510,975	6,749,064	6,504,578
Cash, cash equivalents and restricted cash, end of the year	23,146,176	19,510,975	6,749,064
Less: cash and restricted cash of discontinued operations at the end of the period	1,289,051	1,485,009	186,964
Cash and restricted cash of continued operations at the end of the period	21,857,125	18,025,966	6,562,100
Supplemental cash flow information
Interest paid			38,362
Income taxes paid
Non-cash investing and financing activities
Liabilities assumed in connection with purchase of property, plant and equipment			14,592
Receivables from common stock subscription settled with loan payables to a related party			908,850
Short-term loans settled by transferring an equity investment to the creditor			70,708
Cashless exercise of warrants	22,091	24,424
Right of use assets obtained in exchange for operating lease obligations		5,158,944
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents	21,857,125	18,025,966	6,562,100
Restricted cash	1,289,051	1,485,009	186,964
Total cash, cash equivalents, and restricted cash	$ 23,146,176	$ 19,510,975	$ 6,749,064